Shareholder Report, Line Graph (Details) 74200164900_Putnam Global Income Trust_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,052	$ 9,109	$ 8,979	$ 11,116	$ 11,393	$ 11,101	$ 10,121	$ 10,342	$ 9,914	$ 9,600	$ 10,579
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	$ 10,554	$ 9,635	$ 9,472	$ 11,957	$ 12,108	$ 11,462	$ 10,464	$ 10,683	$ 10,559	$ 10,000	$ 11,154